UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Ironbound Capital Management LP
Address: 902 Carnegie Center
         Suite 300
         Princeton, NJ 08540

13F File Number:    28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger  Princeton, New Jersey   May 14, 2009
Report Type (Check only one.):
    [X]        13F HOLDINGS REPORT.
    [ ]        13F NOTICE.
    [ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: $300,986

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKLEY W R CORP               COM              084423102    25418  1127185 SH       SOLE                  1127185        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108    26272  1198500 SH       SOLE                  1198500        0        0
COOPER INDS LTD                CL A             G24182100    14546   562500 SH       SOLE                   562500        0        0
FORESTAR GROUP INC             COM              346233109     6451   843346 SH       SOLE                   843346        0        0
GENERAL ELECTRIC CO            COM              369604103     8017   793000 SH       SOLE                   793000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    26102   246200 SH       SOLE                   246200        0        0
HCC INS HLDGS INC              COM              404132102    29482  1170373 SH       SOLE                  1170373        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    16321   612900 SH       SOLE                   612900        0        0
JOHNSON & JOHNSON              COM              478160104    24543   466600 SH       SOLE                   466600        0        0
MARATHON OIL CORP              COM              565849106    24208   920800 SH       SOLE                   920800        0        0
NEXEN INC                      COM              65334H102    28956  1708100 SH       SOLE                  1708100        0        0
NRG ENERGY INC                 COM 	        629377508     1003    57000 SH       SOLE                    57000        0        0
TALISMAN ENERGY INC            COM              87425E103    18297  1742605 SH       SOLE                  1742605        0        0
URS CORP NEW                   COM              903236107    39232   970860 SH       SOLE                   970860        0        0
WYETH                          COM              983024100    12138   282000 SH       SOLE                   282000        0        0